OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

17  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

	Balance
	Current		Non-current
	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 3)	56,401,282	1,500,909	—	13,403,691
Bonds payable, net (1) (Note 17.2)	29,800,608	27,479,415	1,003,864,048	953,660,440
Bottle guaranty deposits	14,136,175	12,632,184	—	—
Derivative contract liabilities (Note 17.3)	361,384	1,458,210	41,788,078	52,449,925
Lease liabilities (Note 17.4.1 - 2)	9,631,011	9,926,283	20,891,121	24,811,777
Total	110,330,460	52,997,001	1,066,543,247	1,044,325,833
(1)	Amounts net of issuance expenses and discounts related to issuance.

The fair value of financial assets and liabilities is presented below:

	Book value	Fair value	Book value	Fair value
Current	12.31.2024	12.31.2024	12.31.2023	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	248,899,004	248,899,004	303,683,683	303,683,683
Financial assets at fair value (1)	4,047,219	4,047,219	842,906	842,906
Trade debtors and other accounts receivable (2)	332,831,088	332,831,088	296,883,937	296,883,937
Accounts receivable related companies (2)	9,901,543	9,901,543	13,192,740	13,192,740
Bank liabilities (2)	56,401,282	52,103,494	1,500,909	1,465,732
Bonds payable (2)	29,800,608	29,147,599	27,479,415	26,931,768
Bottle guaranty deposits (2)	14,136,175	14,136,175	12,632,186	12,632,186
Forward contracts liabilities (see Note 22) (1)	361,384	361,384	1,458,210	1,458,210
Leasing agreements (2)	9,631,011	9,631,011	9,926,283	9,926,283
Accounts payable (2)	457,074,643	457,074,643	428,911,984	428,911,984
Accounts payable related companies (2)	94,376,420	94,376,420	94,821,925	94,821,925

	Book value	Fair value	Book value	Fair value
Non-current	12.31.2024	12.31.2024	12.31.2023	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value (1)	144,550,766	144,550,766	78,988,714	78,988,714
Non-current accounts receivable (2)	335,723	335,723	371,401	371,401
Accounts receivable related companies (2)	292,932	292,932	108,021	108,021
Bank liabilities (2)	—	—	13,403,691	13,403,691
Bonds payable (2)	1,003,864,048	930,907,271	953,660,440	894,107,588
Leasing agreements (2)	20,891,121	20,891,121	24,811,777	24,811,777
Non-current accounts payable (2)	2,534,836	2,534,836	2,392,555	2,392,555
Derivative contracts liabilities (see Note 22) (1)	41,788,078	41,788,077	52,449,925	52,449,925
Accounts payable related companies (2)	380,465	380,465	6,007,041	6,007,041
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.
(2)	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

17.1 Bank liabilities

17.1.1     Bank liabilities, current

									Maturity		Total
Indebted Entity			Creditor Entity				Type of	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2024	12.31.2023
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	—	34,460
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	1.28%	—	4,051,952	4,051,952	—
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,683,861	4,683,861	186,233
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	5,180,573	5,180,573	56,529
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco de Chile	Chile	CLP	At maturity	6.00%	—	5,027,500	5,027,500	—
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco Bice	Chile	CLP	At maturity	6.40%	—	1,003,357	1,003,357	—
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco Bice	Chile	CLP	At maturity	6.60%	—	1,526,560	1,526,560	—
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco de Chile	Chile	CLP	At maturity	6.30%	—	1,505,250	1,505,250	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itau Corpbanca	Chile	UF	At maturity	0.18%	—	—	—	657,036
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itau Corpbanca	Chile	UF	At maturity	0.18%	—	34,877	34,877	535,951
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itau Corpbanca	Chile	USD	At maturity	0.18%	—	1,170,198	1,170,198	30,700
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	0.15%	160,432	—	160,432	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	0.16%	295,706	—	295,706	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Nación S.A.	Argentina	ARS	At maturity	0.16%	27,472,719	—	27,472,719	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Nación S.A.	Argentina	ARS	At maturity	0.48%	721	—	721	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Coinag	Argentina	ARS	At maturity	0.43%	3,387	—	3,387	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi S.A.	Argentina	ARS	At maturity	0.46%	3,965,838	—	3,965,838	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Macro	Argentina	ARS	At maturity	0.33%	1,637	—	1,637	—
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	0.18%	160,568	—	160,568	—
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	ARS	At maturity	0.48%	156,146	—	156,146	—
Total											56,401,282	1,500,909

17.1.2     Bank liabilities, non-current

Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2024
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
								—	—	—	—	—	—	—
								—	—	—	—	—	—	—
								—	—	—	—	—	—	—
													Total	—

17.1.3     Bank liabilities, non-current previous year

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2023
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,903,691	—	—	—	4,903,691
													Total	13,403,691

17.1.4 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

17.2     Bond obligations

On September 20, 2023, the Company issued corporate bonds in the Swiss public market for CHF 170 million. The Bond consisted of a 5 - year issue with bullet structure and an annual coupon of 2.7175%. Simultaneously, derivatives (Cross Currency Swaps) have been contracted through our subsidiary in Brazil (Rio de Janeiro Refrescos) to hedge 100% of the financial obligations of the bond that are denominated in Swiss francs by redenominating such liabilities to Brazilian reais.

	Current		Non-current		Total
Composition of bonds payable	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value[1]	30,490,640	28,170,013	1,012,062,996	961,723,115	1,042,553,636	989,893,128

[1]Gross amounts do not include issuance expenses and discounts related to issuance.

17.2.1     Current and non-current balances

Bonds payable correspond to bonds in UF issued by the parent company on the Chilean market, bonds in U.S. dollars issued by the Parent Company on the U.S. market and the Swiss public market. A detail of these instruments is presented below:

		Current nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2024	12.31.2023	12.31.2024	12.31.2023
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	507,481	UF	6.5%	12.01.2026	Semiannually	12,894,275	11,660,222	6,704,249	18,669,905
CMF Registration 641 08.23.2010	C	954,545	UF	4.0%	08.15.2031	Semiannually	5,783,306	5,612,839	31,431,838	35,117,116
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.8%	08.16.2034	Semiannually	2,153,282	2,062,069	153,666,760	147,157,440
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	1,427,299	1,366,861	115,250,115	110,368,102
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2039	Semiannually	1,604,933	1,536,949	218,975,133	209,699,352
U.S. Bonds 2050 01.01.2020	—	300,000,000	USD	3.95%	01.21.2050	Semiannually	5,215,223	4,590,627	298,938,000	263,136,000
Swiss Bond 2024 09.20.2024	—	170,000,000	CHF	2.71%	09.20.2028	Annual	1,412,322	1,340,446	187,096,901	177,575,200
						Total	30,490,640	28,170,013	1,012,062,996	961,723,115

17.2.2     Non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Serie	up to 2	up to 3	up to 4	More than 5	12.31.2024
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	6,704,249	—	—	—	6,704,249
CMF Registration 641 08.23.2010	C	5,238,640	5,238,640	5,238,640	15,715,918	31,431,838
CMF Registration 760 08.20.2013	D	—	—	—	153,666,760	153,666,760
CMF Registration 760 04.02.2014	E	—	—	—	115,250,115	115,250,115
CMF Registration 912 10.10.2018	F	—	—	—	218,975,133	218,975,133
U.S. Bonds 2050 01.21.2020	—	—	—	—	298,938,000	298,938,000
Swiss Bond 2024 09.20.2024	—	—	—	—	187,096,901	187,096,901
Total		11,942,889	5,238,640	5,238,640	989,642,827	1,012,062,996

17.2.3     Market rating

The bonds issued on the Chilean market had the following rating:

AA+	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA+	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market had the following rating:

BBB	:	S&P Global Ratings
BBB+	:	Fitch Ratings Inc.

17.2.4     Restrictions

17.2.4.1  Restrictions regarding bonds placed abroad.

Obligations with bonds placed abroad are not affected by financial restrictions for the periods reported.

17.2.4.2  Restrictions regarding bonds placed in the local market.

The following financial information was used for calculating restrictions:

12.31.2024
ThCh$
Average net financial debt last 4 quarters	709,526,411
Net financial debt	706,837,353
Unencumbered assets	3,115,457,231
Total unsecured liabilities	2,128,051,481
EBITDA LTM	541,542,279
Net financial expenses LTM	45,593,634

Restrictions on the issuance of bonds for a fixed amount registered under number 254, series B1 and B2.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Income by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of: /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2024, this ratio was 1.31 times.

●	Maintain, and in no manner lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.
●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2024, this ratio was 1.46 times.

Restrictions to bond lines registered in the Securities Registered under number 641, series C

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Income by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of: /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2024, this ratio was 1.31 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2024, this ratio was 1.46 times.

●	Maintain a level of “Net Financial Coverage” greater than 3 times in its quarterly financial statements. Net financial coverage means the ratio between the issuer’s EBITDA of the last 12 months and the issuer’s Net Financial Expenses in the last 12 months. Net Financial Expenses will be regarded as the difference between the absolute value of interest expense associated with the issuer’s financial debt account, accounted for under “Financial Costs”; and interest income associated with the issuer’s cash accounted for under the Financial Income account. However, this restriction shall be deemed to have been breached where the mentioned level of net financial coverage is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2024, Net Financial Coverage was 11.88 times.

Restrictions to bond lines registered in the Securities Registrar under number 760, series D and E.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Results by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of: /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2024, this ratio was 1.31 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets: assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2024, this ratio was 1.46 times.

●	Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) ”Depreciation”; plus (vi) ”Intangibles Amortization”.

Restrictions to bond lines registered in the Securities Registrar under number 912, series F.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Results by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of: /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the sum of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2024, this ratio was 1.31 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable. Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position. The following will be considered in determining Consolidated Assets: assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2024, this ratio was 1.46 times.

●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

As of the date of these financial statements, the Company complies with all financial covenants.

17.3     Derivative contract obligations

Please see details in Note 22.

17.4 Liabilities for leasing agreements

17.4.1     Current liabilities for leasing agreements

								Maturity		Total
Indebteded Entity		Creditor Entity				Type of	Nominal	Up to	90 days and	At	At
Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2024	12.31.2023
								ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	319,724	1,019,930	1,339,654	1,334,761
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	96,189	313,267	409,456	518,253
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.18%	341,827	939,651	1,281,478	541,111
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	11.25%	66,363	199,090	265,453	323,011
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	176,423	475,302	651,725	354,873
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	499,164	140,384	639,548	805,124
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	42,993	106,209	149,202	76,769
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	12.00%	297,745	330,895	628,640	254,035
Vital Jugos S.A	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	4.08%	177,104	10,407	187,511	626,747
Vital Jugos S.A.	Chile	77.951.700-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	9.22%	37,902	119,070	156,972	123,697
Vital Aguas S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	11.24%	—	—	—	998,501
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	3.86%	—	—	—	603,428
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	UF	Monthly	9.22%	683,096	—	683,096	—
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	34,080	45,824	79,904	128,214
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	90,069	275,817	365,886	325,105
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	22,086	67,483	89,569	75,682
Transportes Polar S.A.	Chile	93.075.000-k	Inversiones La Verbena Ltda,	Chile	UF	Monthly	3.43%	32,114	198,389	230,503	—
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializador Novaverde Limitada	Chile	UF	Monthly	3.87%	124,470	83,651	208,121	—
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializador Novaverde Limitada	Chile	UF	Monthly	0.45%	—	—	—	198,555
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	2.88%	267,387	722,504	989,891	1,006,025
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	199,682	625,985	825,667	763,257
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	5.39%	63,008	—	63,008	—
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	—	—	—	350,874
Red de transportes comerciales Ltda	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	137,407	230,907	368,314	518,261
Embotelladora Andina S.A.	Chile	91.144.000-8	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	4,187	13,226	17,413	—
									Total	9,631,011	9,926,283

The Company maintains leases on forklifts, vehicles, real estate and machinery. These leases have an average lifespan of between one and eight years without including a renewal option in the contracts.

17.4.2    Non-current liabilities for leasing agreements

							Maturity
Indebted Entity		Creditor Entity				Type of	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2024
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	1,513,809	1,710,604	1,932,983	521,301	—	5,678,697
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	482,012	567,424	667,972	754,477	637,981	3,109,866
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.18%	866,320	380,045	195,378	—	—	1,441,743
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	11.25%	30,939	29,057	—	—	—	59,996
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	597,759	597,759	597,759	564,406	197,521	2,555,204
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	15,078	—	—	—	—	15,078
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	USD	Monthly	12.00%	102,638	74,851	—	—	—	177,489
Embotelladora del Atlántico S.A.	Argentina	Foreign	Sistemas	Argentina	USD	Monthly	12.00%	389,010	327,827	278,698	278,698	859,320	2,133,553
Vital Jugos S.A	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	Euro	Monthly	9.22%	172,072	188,625	206,770	226,661	226,879	1,021,007
Transporte Andina Refrescos Ltda	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	865,182	901,419	867,356	—	—	2,633,957
Transportes Polar S.A.	Chile	76.413.243-2	Inversiones La Verbena	Chile	UF	Monthly	3.43%	187,008	229,809	352,080	—	—	768,897
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	381,213	397,180	378,677	—	—	1,157,070
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	22,910	—	—	—	—	22,910
Embotelladora Andina S.A	Chile	91.144.000-8	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	24,049	29,876	33,189	28,540	—	115,654
												Total	20,891,121

17.4.3 Non-current liabilities for leasing agreements as of December 2023

							Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	2 years	2 years	3 years	4 years	5 years	5 years	12.31.2023
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,508,279	1,704,356	1,925,922	2,176,292	586,918	7,901,767
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	572,983	633,670	700,981	775,654	1,514,109	4,197,397
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real Estate	Brazil	BRL	Monthly	8.10%	351,697	316,738	166,992	—	—	835,427
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	298,867	34,834	32,714	—	—	366,415
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	473,164	236,582	473,164	236,582	325,300	1,744,792
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	50.00%	3,505	1,752	—	—	—	5,257
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	USD	Monthly	12.00%	391,171	195,586	329,479	164,740	1,009,031	2,090,007
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	30,877	15,438	—	—	—	46,315
Vital Jugos S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	5.49%	166,326	—	—	—	—	166,326
Vital Jugos S.A.	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	39.22%	215,369	107,685	238,039	119,019	446,054	1,126,166
Transportes Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	40,226	20,113	—	—	—	60,339
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	631,973	315,986	—	—	—	947,959
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.34%	1,082,507	541,253	1,124,173	562,086	—	3,310,018
Red de Transportes Comerciales Ltda.	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	235,140	117,570	—	—	—	352,709
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	51,013	25,506	—	—	—	76,519
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	484,434	242,217	495,328	247,664	—	1,469,643
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	76,480	38,240	—	—	—	114,721
												Total	24,811,777

Leasing agreement obligations are not subject to financial restrictions for the reported periods.